Stock-Based Compensation - Black-Scholes option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.62%
Risk-free interest rate, minimum		0.52%
Risk-free interest rate, maximum		1.52%
Expected term (in years)	6 years 3 months 25 days
Volatility	87.94%
Expected volatility, minimum		60.00%
Expected volatility, maximum		70.00%
Dividend yield	0.00%	0.00%
Grant date fair value (in dollars per share)	$ 13.65
Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.08%	0.79%
Expected term (in years)	10 years	10 years
Volatility	88.03%	60.00%
Dividend yield	0.00%	0.00%
Grant date fair value (in dollars per share)	$ 13.68	$ 0.10
Minimum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 7 days
Grant date fair value (in dollars per share)		$ 0.02
Maximum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 3 months 25 days
Grant date fair value (in dollars per share)		$ 0.08